Acquisition And Disposition Activities (Tables)	12 Months Ended
Dec. 31, 2015
Acquisition And Disposition Activities [Abstract]
Schedule Of Consideration And Net Assets Acquired

Consideration and Net Assets Acquired (dollars in millions)

	Original Purchase Price	Measurement Period Adjustments	Adjusted Purchase Price
Purchase price	$3,391.6	$–	$3,391.6
Recognized amounts of identifiable assets acquired and (liabilities assumed), at fair value
Cash and interest bearing deposits	$4,411.6	$–	$4,411.6
Investment securities	1,297.3	–	1,297.3
Assets held for sale	20.4	–	20.4
Loans HFI	13,598.3	(32.7)	13,565.6
Indemnification assets	480.7	(25.3)	455.4
Other assets	676.6	45.7	722.3
Assets of discontinued operation	524.4	–	524.4
Deposits	(14,533.3)	–	(14,533.3)
Borrowings	(2,970.3)	–	(2,970.3)
Other liabilities	(221.1)	–	(221.1)
Liabilities of discontinued operation	(676.9)	(31.5)	(708.4)
Total fair value of identifiable net assets	$2,607.7	$(43.8)	$2,563.9
Intangible assets	$185.9	$(21.2)	$164.7
Goodwill	$598.0	$65.0	$663.0

Summary Of Key Valuation Input Assumptions By Major Product Type

	Discount Rate		Severity Rate		Prepayment Rate		Default Rate
		Weighted		Weighted		Weighted		Weighted
Product Type	Range	Avg.	Range	Avg.	Range	Avg.	Range	Avg.
SFR	4.6%-11.9%	6.9%	(1)	(1)	(1)	(1)	(1)	(1)
Other Acquired Loans	5.1%-10.0%	6.0%	36.6%-60.9%	45.7%	1.0%-6.0%	3.4%	0.2%-82.4%	10.9%
Jumbo Mortgages	3.3%-4.4%	3.4%	0.0%-10.0%	2.7%	10.0%-18.0%	14.0%	0.0%-0.2%	0.0%
Commercial Real Estate	4.2%-5.0%	4.5%	15.0%-35.0%	16.6%	1.5%-6.0%	4.6%	0.6%-14.7%	1.6%
SBA	5.1%-7.3%	5.1%	25.0%	25.0%	2.0%-5.0%	4.9%	3.0%-24.9%	3.4%
Repurchased GNMA	T + 0.9%	2.1%	0.0%-13.5%	6.4%	0.0%-7.3%	3.4%	0.0%-8.8%	4.2%
Reverse Mortgages	10.5%	10.5%	(2)	(2)	(3)	(3)	NA (4)	NA
C&I Loans	5.3%-8.4%	5.8%	NA	NA	NA	NA	NA	NA

(1)SFR Severity, Prepayment and Default Rates were based on portfolio historic delinquency migration and loss experience.

(2)Reverse mortgage severity rates were based on housing price index (HPI) and LTV.

(3)Reverse mortgage prepayment rates were based on mobility and mortality curves.

(4)NA means not applicable.

Schedule Of Intangible Assets Acquired

Intangible Assets (dollars in millions)

Intangible Assets	Fair Value	Measurement Period Adjustments	Adjusted Fair Value	Estimated Useful Life	Amortization Method
Core deposit intangibles	$126.3	$–	$126.3	7 years	Straight line
Trade names	36.4	(16.3)	20.1	10 years	Straight line
Customer relationships	20.3	(3.7)	16.6	10 years	Accelerated
Other	2.9	(1.2)	1.7	3 years	Straight line
Total	$185.9	$(21.2)	$164.7

Unaudited Pro Forma

	Years Ended
	December 31,
	2015	2014
Net finance revenue	$3,131.4	$3,247.4
Net income	636.1	1,708.2

Condensed Balance Sheet, Statement Of Operations, And Cash Flows From Discontinued Operations

Condensed Balance Sheet of Discontinued Operations (dollars in millions)

December 31, 2015
Net Finance Receivables (1)	$449.5
Other assets (2)	51.0
Assets of discontinued operations	$500.5

Secured borrowings (1)	$440.6
Other liabilities (3)	255.6
Liabilities of discontinued operations	$696.2

(1)Net finance receivables includes $440.2 million of securitized balances and $9.3 million of additional draws awaiting securitization at December 31, 2015.  Secured borrowings relate to those receivables.

(2)Amount includes servicing advances, servicer receivables and property and equipment, net of accumulated depreciation.

(3)Other liabilities include contingent liabilities and other accrued liabilities. A measurement period adjustment was recorded at year-end to increase certain pre-acquisition reverse mortgage servicing liabilities by approximately $32 million.

The results from discontinued operations, net of tax, for the year ended December 31, 2015, reflects activities of the reverse mortgage servicing business while the results for the years ended December 31, 2014 and 2013 reflect the student lending business.

Condensed Statements of Operation (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
Interest income (1)	$4.3	$27.0	$130.7
Interest expense (1)	(4.4)	(248.2)	(77.2)
Other income	16.7	(2.1)	0.9
Operating expenses (2)	(33.7)	(3.6)	(14.5)
(Loss) income from discontinued operation before benefit (provision) for income taxes	(17.1)	(226.9)	39.9
Benefit (provision) for income taxes (3)	6.7	(3.4)	(8.6)
(Loss) income from discontinued operations, net of taxes	(10.4)	(230.3)	31.3
Gain on sale of discontinued operations	–	282.8	–
(Loss) income from discontinued operation, net of taxes	$(10.4)	$52.5	$31.3

(1)Includes amortization for the premium associated with the HECM loans and related secured borrowings for the year ended December 31, 2015.

(2)For the year ended December 31, 2015, operating expense is comprised of $11.4 million in salaries and benefits,  $6.4 million in professional services and $15.6 million for other expenses such as data processing, premises and equipment, legal settlement, and miscellaneous charges.

(3)The Company’s tax rate for discontinued operations is 39% for the year ended December 31, 2015.

Condensed Statement of Cash Flows (dollars in millions)

Year Ended
December 31, 2015
Net cash flows used for operations	$18.5
Net cash flows provided by investing activities	27.9